LORD ABBETT AFFILIATED FUND

Supplement dated May 11, 2009 to the

Prospectus dated March 1, 2009

(Class A, B, C, F, I, P, R2, and R3 Shares)

Effective July 1, 2009, the following replaces the subsection titled “The Fund — Management — Portfolio Managers” in the Prospectus:

Portfolio Managers.  The Fund is managed by an experienced portfolio manager responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis. The statement of additional information contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

Daniel H. Frascarelli, Partner and Director, is primarily responsible for the day-to-day management of the Fund. Mr. Frascarelli joined Lord Abbett in 1990 and has served as a portfolio manager for one or more investment strategies since 1993.  Mr. Frascarelli has been the portfolio manager for the Fund since 2009.

Please keep this Supplement for your future reference.

LORD ABBETT AFFILIATED FUND

Supplement dated May 11, 2009 to the

Statements of Additional Information dated March 1, 2009

(Class A, B, C, F, I, P, R2, and R3 Shares)

1.              Effective July 1, 2009, the following replaces the first two paragraphs of the subsection titled “Investment Advisory and Other Services  —  Portfolio Managers” in the Statements of Additional Information:

As stated in the prospectus, the Fund is managed by an experienced portfolio manager responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis.

Daniel H. Frascarelli is the portfolio manager primarily responsible for the day-to-day management of the Fund.

2.              Effective July 1, 2009, the following replaces the table in the subsection titled “Investment Advisory and Other Services  —  Portfolio Managers” in the Statements of Additional Information:

Other Accounts Managed (Number/Total Assets+)
Fund	Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Affiliated Fund	Daniel H. Frascarelli (a)	10/$2,100.51	0/$0.0	0/$0.0

+    Total assets are in millions.

(a)  Data is provided as of March 31, 2009.

3.              Effective July 1, 2009, the following replaces the table in the subsection titled “Investment Advisory and Other Services — Holdings of Portfolio Managers” in the Statements of Additional Information:

Dollar Range of Shares in the Funds
Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Affiliated Fund	Daniel H. Frascarelli (a)				X

(a)  Data is provided as of May 8, 2009.

Please keep this Supplement for your future reference.